Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,474,557.20

Principal:
Principal Collections	$13,877,142.26
Prepayments in Full	$9,151,397.33
Liquidation Proceeds	$325,584.04
Recoveries	$29,623.93
Sub Total	$23,383,747.56
Collections	$24,858,304.76

Purchase Amounts:
Purchase Amounts Related to Principal	$243,783.48
Purchase Amounts Related to Interest	$1,518.55
Sub Total	$245,302.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,103,606.79

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,103,606.79
Servicing Fee	$349,515.12	$349,515.12	$0.00	$0.00	$24,754,091.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,754,091.67
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,754,091.67
Interest - Class A-3 Notes	$145,148.05	$145,148.05	$0.00	$0.00	$24,608,943.62
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$24,503,808.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,503,808.20
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$24,448,536.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,448,536.20
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$24,406,643.53
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,406,643.53
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$24,351,810.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,351,810.20
Regular Principal Payment	$22,893,194.86	$22,893,194.86	$0.00	$0.00	$1,458,615.34
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,458,615.34
Residual Released to Depositor	$0.00	$1,458,615.34	$0.00	$0.00	$0.00
Total		$25,103,606.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,893,194.86
Total					$22,893,194.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,893,194.86	$54.48	$145,148.05	$0.35	$23,038,342.91	$54.83
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$22,893,194.86	$17.06	$402,281.47	$0.30	$23,295,476.33	$17.36

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$212,411,786.13	0.5055016	$189,518,591.27	0.4510200
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$405,461,786.13	0.3020762	$382,568,591.27	0.2850204

Pool Information
Weighted Average APR	4.187%	4.190%
Weighted Average Remaining Term	33.57	32.74
Number of Receivables Outstanding	30,036	29,164
Pool Balance	$419,418,149.36	$395,655,503.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$405,461,786.13	$382,568,591.27
Pool Factor	0.3074951	0.2900736

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$13,086,912.08
Targeted Overcollateralization Amount	$13,086,912.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,086,912.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	27

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		79	$164,698.08
(Recoveries)		96	$29,623.93
Net Losses for Current Collection Period			$135,074.15
Cumulative Net Losses Last Collection Period			$5,384,144.03
Cumulative Net Losses for all Collection Periods			$5,519,218.18

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.39%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.79%	413	$7,090,113.36
61-90 Days Delinquent	0.25%	53	$980,277.20
91-120 Days Delinquent	0.04%	9	$165,041.51
Over 120 Days Delinquent	0.16%	32	$613,384.94
Total Delinquent Receivables	2.24%	507	$8,848,817.01

Repossession Inventory:
Repossessed in the Current Collection Period		22	$410,993.59
Total Repossessed Inventory		30	$576,148.48

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1697%
Preceding Collection Period			0.1360%
Current Collection Period			0.3977%
Three Month Average			0.2345%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2550%
Preceding Collection Period			0.2930%
Current Collection Period			0.3223%
Three Month Average			0.2901%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer